Note 8 - Other Borrowings - Composition of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Borrowings	$ 7,750	$ 58,750
Secured Notes With Interest At 1.72% [Member]
Federal Home Loan Bank		6,000
Secured Notes With Interest At 2.90% [Member]
Federal Home Loan Bank		8,000
Secured Note With Variable Interest [Member]
Federal Home Loan Bank		7,000
Secured Notes With Interest At 1.86% [Member]
Federal Home Loan Bank		6,000
Secured Notes With Interest At 2.94% [Member]
Federal Home Loan Bank		8,000
Secured Notes With Interest At 2.98% [Member]
Federal Home Loan Bank		9,000
Secured Notes With Interest At 1.97% [Member]
Federal Home Loan Bank		6,000
Note Payable With Interest At 4.875% [Member]
Other Borrowings	$ 7,750	$ 8,750